Stockholders’ (Deficit) Equity and Stock-Based Compensation - Partial recourse promissory notes (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) debt_instrument shares	Dec. 31, 2020 USD ($) $ / shares shares
Class of Stock [Line Items]
Issuance of common stock upon exercise of options (in shares)		12,796,353	259,070
Two Remaining Promissory Notes | Employees And Former Employees
Class of Stock [Line Items]
Number of instruments | debt_instrument		2
Interest rate		2.26%
Partial Recourse Promissory Notes
Class of Stock [Line Items]
Due from employees | $		$ 0.2	$ 10.4
Percent of original principal of notes collateralized		50.00%
Class A Common Stock | Restricted Stock
Class of Stock [Line Items]
Stock issued (in shares)	1,036,124	186,124
Class B Common Stock
Class of Stock [Line Items]
Issuance of common stock upon exercise of options (in shares)	11,147,195	365,605
Class B Common Stock | Employees
Class of Stock [Line Items]
Stock issued (in shares)			855,688
Shares issued (in dollars per share) | $ / shares			$ 7.01
Class B Common Stock | Partial Recourse Promissory Notes | Employees
Class of Stock [Line Items]
Due from employees | $			$ 0.4